Unaudited Consolidated Statements of Cash Flows in thousands (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net Cash Provided by Operating Activities:
Net income	$ 593	$ 398
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization of premises and equipment	266	263
Provision for loan losses	275	200
Amortization of deferred loan costs, net of fees	31	109
Non-cash stock compensation, net of forfeitures	290	389
Other, net	282	(39)
(Increase) decrease in accrued interest and other assets	(5)	244
Decrease in accrued interest and other liabilities	(1,708)	(39)
Net cash provided by operating activities	24	1,525
Net Cash (Used In) Provided by Investing Activities:
Purchases of securities	(56,995)	(8,773)
Maturities, calls and principal reductions of securities	13,759	10,247
Proceeds from the sale of securities	140	3,887
(Increase) decrease in loans, net	(5,932)	11,095
Proceeds from the sale of other real estate owned ("OREO")	268	0
Purchase of premises and equipment	(315)	(207)
Redemption of FRB stock and FHLB stock	314	392
Net cash (used in) provided by investing activities	(48,761)	16,641
Net Cash Provided by Financing Activities:
Net increase in deposits	67,918	38,253
Proceeds from long-term FHLB borrowings	10,000	0
Repayment of long-term FHLB borrowings	(2,000)	(12,500)
Common stock repurchased, value	(985)	(125)
Shares surrendered to pay taxes on vesting of restricted stock, value	(62)	(142)
Net cash provided by financing activities	74,871	25,486
Increase in cash and cash equivalents	26,134	43,652
Cash and cash equivalents at start of period	69,012	45,935
Cash and cash equivalents at end of period	95,146	89,587
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	669	778
Supplemental disclosures of non-cash investing activity:
Transfer of residential mortgage loan to OREO	$ 0	$ 313